Risk Management and Financial Instruments - Schedule of Finance income (Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Finance income (Expense) [Abstract]
Fair value through profit or loss	$ (68,080)	$ (256,499)	$ 204,573
Amortized cost	(1,488,196)	(1,413,264)	(1,566,845)
Total	$ (1,556,276)	$ (1,669,763)	$ (1,362,272)